Average Annual Total Returns	Global Opportunities Fund Retail Class 1 Year	Global Opportunities Fund Retail Class 5 Years	Global Opportunities Fund Retail Class Since Inception	Global Opportunities Fund Retail Class Inception Date	Global Opportunities Fund Return After Taxes on Distributions Retail Class 1 Year	Global Opportunities Fund Return After Taxes on Distributions Retail Class 5 Years	Global Opportunities Fund Return After Taxes on Distributions Retail Class Since Inception	Global Opportunities Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 1 Year	Global Opportunities Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 5 Years	Global Opportunities Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class Since Inception	Global Opportunities Fund The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes) 1 Year	Global Opportunities Fund The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes) 5 Years	Global Opportunities Fund The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes) Since Inception	Global Opportunities Fund MSCI ACWI (Reflects No Deduction for Fees, Expenses or Taxes) 1 Year		Global Opportunities Fund MSCI ACWI (Reflects No Deduction for Fees, Expenses or Taxes) 5 Years		Global Opportunities Fund MSCI ACWI (Reflects No Deduction for Fees, Expenses or Taxes) Since Inception		Global Opportunities Fund Blended Index (Reflects No Deduction for Fees, Expenses or Taxes) 1 Year		Global Opportunities Fund Blended Index (Reflects No Deduction for Fees, Expenses or Taxes) 5 Years		Global Opportunities Fund Blended Index (Reflects No Deduction for Fees, Expenses or Taxes) Since Inception		Aggressive Growth Fund Retail Class 1 Year	Aggressive Growth Fund Retail Class 5 Years	Aggressive Growth Fund Retail Class 10 Years	Aggressive Growth Fund Retail Class Inception Date	Aggressive Growth Fund Return After Taxes on Distributions Retail Class 1 Year	Aggressive Growth Fund Return After Taxes on Distributions Retail Class 5 Years	Aggressive Growth Fund Return After Taxes on Distributions Retail Class 10 Years	Aggressive Growth Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 1 Year	Aggressive Growth Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 5 Years	Aggressive Growth Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 10 Years	Aggressive Growth Fund The S&P 500 Index (Reflects No Deduction For Fees, Expenses or Taxes) 1 Year	Aggressive Growth Fund The S&P 500 Index (Reflects No Deduction For Fees, Expenses or Taxes) 5 Years	Aggressive Growth Fund The S&P 500 Index (Reflects No Deduction For Fees, Expenses or Taxes) 10 Years	Dynamic Growth Fund Retail Class 1 Year	Dynamic Growth Fund Retail Class 5 Years	Dynamic Growth Fund Retail Class 10 Years	Dynamic Growth Fund Retail Class Inception Date	Dynamic Growth Fund Return After Taxes on Distributions Retail Class 1 Year	Dynamic Growth Fund Return After Taxes on Distributions Retail Class 5 Years	Dynamic Growth Fund Return After Taxes on Distributions Retail Class 10 Years	Dynamic Growth Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 1 Year	Dynamic Growth Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 5 Years	Dynamic Growth Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 10 Years	Dynamic Growth Fund The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes) 1 Year	Dynamic Growth Fund The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes) 5 Years	Dynamic Growth Fund The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes) 10 Years	Quantex Fund Retail Class 1 Year	Quantex Fund Retail Class 5 Years	Quantex Fund Retail Class 10 Years	Quantex Fund Retail Class Inception Date	Quantex Fund Return After Taxes on Distributions Retail Class 1 Year	Quantex Fund Return After Taxes on Distributions Retail Class 5 Years	Quantex Fund Return After Taxes on Distributions Retail Class 10 Years	Quantex Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 1 Year	Quantex Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 5 Years	Quantex Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 10 Years	Quantex Fund Blended Index 1 Year	Quantex Fund Blended Index 5 Years	Quantex Fund Blended Index 10 Years	Quantex Fund The S&P MidCap 400 Index (Reflects No Deduction for Fees, Expenses or Taxes) 1 Year	Quantex Fund The S&P MidCap 400 Index (Reflects No Deduction for Fees, Expenses or Taxes) 5 Years	Quantex Fund The S&P MidCap 400 Index (Reflects No Deduction for Fees, Expenses or Taxes) 10 Years	Quantex Fund The Russell 2000 Index (Reflects No Deduction For Fees, Expenses or Taxes) 1 Year	Quantex Fund The Russell 2000 Index (Reflects No Deduction For Fees, Expenses or Taxes) 5 Years	Quantex Fund The Russell 2000 Index (Reflects No Deduction For Fees, Expenses or Taxes) 10 Years	Balanced Fund Retail Class 1 Year	Balanced Fund Retail Class 5 Years	Balanced Fund Retail Class Since Inception	Balanced Fund Retail Class Inception Date	Balanced Fund Return After Taxes on Distributions Retail Class 1 Year	Balanced Fund Return After Taxes on Distributions Retail Class 5 Years	Balanced Fund Return After Taxes on Distributions Retail Class Since Inception	Balanced Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 1 Year	Balanced Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 5 Years	Balanced Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class Since Inception	Balanced Fund The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes) 1 Year	Balanced Fund The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes) 5 Years	Balanced Fund The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes) Since Inception	Balanced Fund Blended Index (Reflects No Deduction for Fees, Expenses or Taxes) 1 Year	Balanced Fund Blended Index (Reflects No Deduction for Fees, Expenses or Taxes) 5 Years	Balanced Fund Blended Index (Reflects No Deduction for Fees, Expenses or Taxes) Since Inception	Muirfield Fund Retail Class 1 Year	Muirfield Fund Retail Class 5 Years	Muirfield Fund Retail Class 10 Years	Muirfield Fund Retail Class Inception Date	Muirfield Fund Return After Taxes on Distributions Retail Class 1 Year	Muirfield Fund Return After Taxes on Distributions Retail Class 5 Years	Muirfield Fund Return After Taxes on Distributions Retail Class 10 Years	Muirfield Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 1 Year	Muirfield Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 5 Years	Muirfield Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 10 Years	Muirfield Fund The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes) 1 Year	Muirfield Fund The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes) 5 Years	Muirfield Fund The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes) 10 Years	Muirfield Fund Blended Index (Reflects No Deduction for Fees, Expenses or Taxes) 1 Year	Muirfield Fund Blended Index (Reflects No Deduction for Fees, Expenses or Taxes) 5 Years	Muirfield Fund Blended Index (Reflects No Deduction for Fees, Expenses or Taxes) 10 Years	Spectrum Fund Retail Class Since Inception	Spectrum Fund Retail Class Inception Date	Spectrum Fund Return After Taxes on Distributions Retail Class Since Inception	Spectrum Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class Since Inception	Spectrum Fund The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes) Since Inception	Spectrum Fund Blended Index (Reflects No Deduction for Fees, Expenses or Taxes) Since Inception	Total Return Bond Fund Retail Class 1 Year	Total Return Bond Fund Retail Class Since Inception	Total Return Bond Fund Retail Class Inception Date	Total Return Bond Fund Return After Taxes on Distributions Retail Class 1 Year	Total Return Bond Fund Return After Taxes on Distributions Retail Class Since Inception	Total Return Bond Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 1 Year	Total Return Bond Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class Since Inception	Total Return Bond Fund Barclays Capital Aggregate Bond Index (Reflects No Deduction for Fees, Expenses or Taxes) 1 Year	Total Return Bond Fund Barclays Capital Aggregate Bond Index (Reflects No Deduction for Fees, Expenses or Taxes) Since Inception	Money Market Fund Retail Class 1 Year	Money Market Fund Retail Class 5 Years	Money Market Fund Retail Class 10 Years	Money Market Fund Retail Class Since Inception	Money Market Fund Retail Class Inception Date	Money Market Fund Institutional Class 1 Year	Money Market Fund Institutional Class 5 Years	Money Market Fund Institutional Class 10 Years	Money Market Fund Institutional Class Since Inception	Money Market Fund Institutional Class Inception Date	Money Market Fund The Lipper Average General Purpose Money Market Fund - Retail 1 Year	Money Market Fund The Lipper Average General Purpose Money Market Fund - Retail 5 Years	Money Market Fund The Lipper Average General Purpose Money Market Fund - Retail 10 Years	Money Market Fund The Lipper Average General Purpose Money Market Fund - Retail Since Inception	Money Market Fund The Lipper Average General Purpose Money Market Fund - Retail Inception Date	Money Market Fund The Lipper Average General Purpose Money Market Fund - Institutional 1 Year	Money Market Fund The Lipper Average General Purpose Money Market Fund - Institutional 5 Years	Money Market Fund The Lipper Average General Purpose Money Market Fund - Institutional 10 Years	Money Market Fund The Lipper Average General Purpose Money Market Fund - Institutional Since Inception	Money Market Fund The Lipper Average General Purpose Money Market Fund - Institutional Inception Date	Infrastructure Fund Retail Class 1 Year	Infrastructure Fund Retail Class 5 Years	Infrastructure Fund Retail Class 10 Years	Infrastructure Fund Retail Class Inception Date	Infrastructure Fund Return After Taxes on Distributions Retail Class 1 Year	Infrastructure Fund Return After Taxes on Distributions Retail Class 5 Years	Infrastructure Fund Return After Taxes on Distributions Retail Class 10 Years	Infrastructure Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 1 Year	Infrastructure Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 5 Years	Infrastructure Fund Return After Taxes on Distributions and Sale of Fund Shares Retail Class 10 Years	Infrastructure Fund Morningstar Global Equity Infrastructure Index (Reflects No Deduction for Fees, Expenses or Taxes) 1 Year		Infrastructure Fund Morningstar Global Equity Infrastructure Index (Reflects No Deduction for Fees, Expenses or Taxes) 5 Years		Infrastructure Fund Morningstar Global Equity Infrastructure Index (Reflects No Deduction for Fees, Expenses or Taxes) 10 Years		Infrastructure Fund Russell 3000 Utilities Index (Reflects No Deduction for Fees, Expenses or Taxes) 1 Year	Infrastructure Fund Russell 3000 Utilities Index (Reflects No Deduction for Fees, Expenses or Taxes) 5 Years	Infrastructure Fund Russell 3000 Utilities Index (Reflects No Deduction for Fees, Expenses or Taxes) 10 Years
Total	(7.21%)	4.76%	2.90%	Jan. 31, 2006	(7.74%)	3.19%	1.89%	(3.81%)	3.41%	2.05%	1.38%	12.57%	7.09%	(2.92%)	[1]	6.15%	[1]	4.31%	[1]	(5.09%)	[2]	5.79%	[2]	4.66%	[2]	(4.35%)	8.43%	5.40%	Feb. 29, 2000	(5.34%)	7.08%	4.67%	(2.21%)	6.47%	4.22%	1.38%	12.57%	7.31%	(3.46%)	9.15%	5.60%	Feb. 29, 2000	(4.26%)	7.13%	4.21%	(1.67%)	6.73%	4.05%	1.38%	12.57%	7.31%	(7.68%)	9.93%	8.03%	Mar. 20, 1985	(10.20%)	8.86%	7.39%	(2.25%)	7.93%	6.71%	(3.28%)	9.96%	7.53%	(2.18%)	10.68%	8.18%	(4.41%)	9.19%	6.80%	(4.47%)	5.56%	3.38%	Jan. 31, 2006	(4.82%)	4.13%	2.37%	(2.61%)	3.92%	2.32%	1.38%	12.57%	7.09%	0.99%	6.32%	4.93%	(5.50%)	7.51%	5.05%	Aug. 10, 1988	(5.63%)	6.23%	4.22%	(2.70%)	5.71%	3.84%	1.38%	12.57%	7.31%	1.05%	7.57%	5.08%	(1.21%)	Jan. 01, 2015	(1.74%)	(1.20%)	1.41%	1.06%	(2.51%)	1.61%	Jun. 30, 2011	(2.51%)	1.61%	(0.46%)	2.03%	0.55%	2.99%	0.07%	0.08%	1.34%	3.82%	Mar. 27, 1985	0.11%	0.14%	1.43%	1.57%	Dec. 28, 2004	0.01%	0.01%	1.19%	3.57%	Mar. 27, 1985	0.01%	0.01%	1.19%	1.56%	Dec. 28, 2004	(16.92%)	4.34%	4.81%	Jun. 21, 1995	(21.76%)	2.85%	3.79%	(5.84%)	3.74%	3.92%	13.13%	[3]	10.18%	[3]	8.87%	[3]	(1.74%)	9.81%	7.27%

[1]	Since January 1, 2016, the MSCI ACWI Index represents and captures large and mid-cap representation across 23 Developed Markets and 23 Emerging Markets countries and provides a better representation of the average composition of the Fund.
[2]	Since January 1, 2016, the Blended Index is comprised of 34% MSCI EAFE Index, 22% S&P 500, 12% S&P MidCap 400, 11% MSCI Emerging Markets Index, 7% Russell 2000, 7% Dow Jones US Select REIT Index, and 7% S&P GSCI Total Return Index, and is representative of the average composition of the Fund since such date.
[3]	The Fund has been renamed the Miller/Howard Infrastructure Fund to better reflect the evolution in the utilities and essential services landscape. The benchmark was changed from the Russell 3000 Utilities Index to the Morningstar Global Equity Infrastructure Index because it is more reflective of the Fund's modified strategy. The new benchmark index is broader in scope, number of companies, and it should have greater overlap in names. The new index will be more correlated to the Fund's portfolio than the prior benchmark.